SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The remuneration policy for the Board of Directors was adopted by our shareholders on May 24, 2024 and governs the remuneration of both the Executive and the Non-Executive Directors, hereafter referred to as the Remuneration Policy. In accordance with Dutch law, the policy must be submitted to our shareholders for adoption every four years.
The Policy refers to an undefined number of Executive Directors and Non-Executive Directors. The Board of Directors is composed of six Non‑Executive Directors (seven until June 11, 2025). In case of future appointments of additional Executive Directors, the Policy shall also be applicable to the remuneration packages for these additional Directors, if any, in accordance with the terms thereof. Therefore, any reference below to Executive Director in the singular also includes the plural, and vice versa, subject to more restrictive deviations in the Policy and except for specific references to the CEO.
The remuneration packages of the individual Directors are determined by the Board of Directors, without the involvement of the Executive Director in the deliberations and decision-making concerning his own remuneration, and each time within the restrictions set by the remuneration policy.
Arrangements in the form of shares or rights to subscribe for shares will each time remain subject to the approval of the shareholders at the General Meeting, notwithstanding the adopted policy.
On June 11, 2025, our shareholders also authorized the Board of Directors, for a period of eighteen months, as the company body authorized to grant and issue the ordinary shares to the Executive Director under the long-term incentive program and the transition arrangement, respectively, and to exclude any preemptive rights of existing shareholders in connection with these issuances.
The total expense recognized for the years ended December 31, 2025 and 2024 for share-based payment plans amounts to $13.8 million and $11.2 million. The total expense recognized in 2023 for share-based payment plans amounts to $9.3 million.
The total expenses for share based payment plans in 2025, 2024 and 2023 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2025	2024	2023
Non-executive directors' remuneration	229	238	246
Employee options	364	703	1,654
Long term incentive plan	5,725	4,153	4,006
Restricted stock units	7,449	6,154	3,345
Balance at Share-based compensation expense	13,767	11,248	9,251

The employee options expense decreased due to a change in the employee share-based compensation plans where since 2022 Restricted Stock Units (RSU's) have been granted instead of employee options. No new employee option grants were applicable for 2025.

The restricted stock units expense increased significantly as the program was introduced in 2022 and is now active for four full years over a 4-year vesting period per grant.
22.1 Models and assumptions
Models and assumptions
IFRS 2 describes a hierarchy of permitted valuation methods for share-based payment transactions. If possible, an entity should use market prices at measurement date to determine the fair value of its equity instruments. If market prices are unavailable, as is the case with Pharming’s option plans and long-term incentive plan, the entity shall estimate the fair value of the equity instruments granted.
A valuation technique should be used to estimate the value or price of those equity instruments as it would have been at the measurement date in an arm’s length transaction between knowledgeable, willing parties.
The valuation technique shall be consistent with generally accepted valuation methodologies for pricing financial instruments and shall incorporate all factors and assumptions that knowledgeable market participants would consider in setting the price.
Whatever pricing model is selected, it should, as a minimum, take into account the following elements:
•The exercise price of the option;
•The expected time to maturity of the option;
•The current price of the underlying shares;
•The expected volatility of the share price;
•The dividends expected on the shares;
•The risk-free interest rate for the expected time to maturity of the option.
Models and assumptions option plans
The costs of option plans are measured by reference to the fair value of the options at the grant date of the option. Note that during 2024 and 2025 no options were granted to employees.
The six elements above are all incorporated in the Black-Scholes model used to determine the fair value of options. The exercise price of the option and the share price are known at grant date. Volatility is based on the historical end-of-month closing share prices over a period prior to the option grant date being equal to the expected option life, with a minimum of three years. It is assumed no dividend payments are expected.
The total number of shares with respect to which options may be granted pursuant to the option plans accumulated, shall be determined by Pharming, but shall not exceed 10% of all issued and outstanding shares of Pharming on a diluted basis. Shares transferred or to be transferred, upon exercise of options shall be applied to reduce the maximum number of shares reserved under the plans. Unexercised options can be re-used for granting of options under the option plans.
Pharming may grant options to a member of the Executive Committee or an employee:

•At the time of a performance review;
•Only in relation to an individual: a date within the first month of his or her employment;
•In case of an extraordinary achievement;
•In case of a promotion to a new function within Pharming.
The option exercise price is the price of the Pharming shares on the stock exchange on the trading day prior to the date of grant. Vested options can be exercised at any time within five years following the date of grant. Unexercised options shall be deemed lapsed and shall cease to exist automatically after five years. Exercise of options is subject to compliance with laws and regulations in the Netherlands. Exercise of options is including withholding taxes. Each option is equal to one share unless otherwise stated. Options are not applicable for early retirement.
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2025	2024	2023
Expected time to maturity	n/a	n/a	1 - 4 years
Volatility	n/a	n/a	38% - 46%
Risk-free interest rate	n/a	n/a	2.20% - 2.68%
Option plan employees
Article 2.1 of the option plan for employees’ states: Pharming may grant options to any employee. The criteria for the granting of the options up to December 11, 2020 was determined by the Board of Supervisory Directors of Pharming, at its sole discretion. Up to December 11, 2020, the Board of Management proposed (i) whether the criteria for granting an option have been met by a potential participant and (ii) the number of options to be granted. As from December 11, 2020, the execution of the Company’s remuneration policy and other benefits policies and incentive programs, as approved by the Board of Directors (to the extent required), for all staff members of the Company and its subsidiaries, excluding the CEO and the other members of the Executive Committee, is delegated to the CEO.
Article 4.4 of the employee option plan deals with the vesting scheme of employee options and reads as follows: in case of the termination of the employment of a participant, except for retirement and death, Pharming at its sole discretion is entitled to decide that the options of the participant shall lapse. The following schedule shall apply for the cancellation:
•In the event of termination of employment within one year as of a date of grant, all options shall lapse;
•In the event of termination of employment after the first year as of a date of grant, all options, less 1/4 of the number of options shall be lapsed. The number of options to be cancelled decreases for each month that the employment continued for more than one year as of that date of grant by 1/48 of the number of options granted of that date of grant.
Models and assumption Long Term Incentive Plan
For the long-term incentive plan, the following elements of Pharming and/or the peer group are included in order to determine the fair value of long-term incentive plan share awards, using Monte Carlo simulation:
•Start and end date of performance period;
•The grant date;
•The share prices;
•Exchange rates;
•Expected volatilities;
•Expected correlations;
•Expected dividend yields;
•Risk free interest rates.
Volatilities are based on the historical end-of-month closing share prices over the 3 years.
Correlations are based on 3 years of historical correlations based on end-of-month closing quotes, taking into account exchange rates. Expected dividend yields for peers and risk-free interest rates (depending on the currency) are obtained from Bloomberg.
Under the LTIP, restricted shares are granted conditionally each year with shares vesting based on the market condition in which the total shareholder return performance of the Pharming share is compared to the total shareholder return of a peer group of other European biotech companies.
During 2025, there were no LTIP grants other than the grants for the executive directors and members of the executive committee as disclosed below.
Upon a change of control, all remaining LTIP shares will vest automatically.
Long Term Incentive Plan for the Executive Directors
As part of the Remuneration Policy, the Long Term Incentive Program is applicable to Executive Directors and has been aligned with prevailing “best practices” and is performance related only. For the Executive Directors, the on-target value of the shares to be awarded under the newly designed LTI Program, as described in the remuneration policy, is set at 300% of the gross annual salary for the CEO (individual level of 425% was approved by EGM for the CEO, Mr. Fabrice Chouraqui) and 200% for the members of the Executive committee (representing around 50th percentile (second quartile) of the U.S. benchmark group and just in the top quartile of the EU benchmark group for the Executive Directors).
The maximum value of the shares that can vest under the LTI program is set at 450.0% of the gross annual salary for the CEO (individual level of 637.5% was approved for the CEO, Mr. Fabrice Chouraqui, by the EGM) and 300% for other Executive Directors and Officers. Executive Directors are required to retain the shares awarded under the LTI program for a minimum of five years from the date of grant.
The shares granted to the Executive Directors under the LTI program will vest in three years after the grant date, subject to the achievement of the targets set by the Board of Directors, upon proposal of the Remuneration Committee, for the three-year performance period (i.e., double-trigger vesting), their relative weightings and the pay-out limits. All shares awarded will be subject to a retention period of five years from the date of grant (i.e., two years after vesting), in accordance with the best practice provisions of the DCGC.
The performance objectives include the Total Shareholder Return (40% weighing) and the achievement of long-term strategy oriented objectives (60% weighing). The peer group used to determine the Total Shareholder Return is composed of the companies included in the AMX Index (or AScX Index for the period until promotion to the AMX Index in September 2025) and the Nasdaq Biotechnology Index, represented by the IBB ETF, respectively, equally weighted, at the time of the determination.
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the indices separately (each weighted at 50% of pay-out):

TSR equal to index	80% pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2025	2024	2023
Volatilities	43.3%	40.5%	42.0%
Risk-free interest rates	2.04%	2.53%	2.34%
Dividend yields	—%	—%	—%
Restricted Stock Units
This Plan is effective as of October 26, 2022, and shall be executed in compliance with the Articles of Association and applicable law and concerns Pharming's (senior) management. The RSU plans are not applicable for the board of directors, nor the executive committee. For each participant, the RSU’s granted to them will vest in four equal tranches of twelve months, provided that at the time of vesting such participant is still an employee. No performance criteria are applicable to this plan. The fair value of the grant is, in line with IFRS 2, the actual share price at date of the grant. The relating expense will be charged to Pharming's results over the vesting for the following tranches:
a.a first tranche of 25% of the RSU’s granted, vesting twelve months after the Vesting Commencement Date;
b.a second tranche of 25% of the RSU’s granted, vesting two years after the Vesting Commencement Date;
c.a third tranche of 25% of the RSU’s granted, vesting three years after the Vesting Commencement Date; and
d.a fourth tranche of 25% of the RSU’s granted, vesting four years after the Vesting Commencement Date.
Option plans
An overview of activity in the number of options for 2025 is as follows (please also refer to Note 27. Earnings per share and fully-diluted shares in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

	2025		2024		2023
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	24,238,937	0.932	34,482,312	0.952	47,596,801	0.897
Granted	—	—	—	—	270,000	1.349
Forfeited	(439,592)	1.010	(634,874)	0.896	(1,423,375)	0.992
Expired	(751,001)	1.358	(3,707,334)	0.840	(205,000)	0.847
Exercised	(14,568,436)	1.074	(5,901,167)	0.784	(11,756,114)	0.857
Balance at December 31	8,479,908	0.998	24,238,937	0.932	34,482,312	0.952
- Vested	7,573,658	0.990	19,816,437	0.942	9,284,834	0.856
- Unvested	906,250	1.065	4,422,500	0.889	25,197,478	0.987

For the options outstanding at the end of the year, the range of exercise prices and weighted average remaining contractual life is as follows (note that the range of exercise prices is translated using the closing exchange rate for the respective year (2025: 1:1.1713):

	2025	2024	2023
Range of exercise prices ($)	0.83 - 1.54	0.73 - 1.54	0.78 - 1.63
Weighted average remaining contractual life (years)	1.07	1.41	1.91
Exercised options 2025
In 2025, a total of 14,568,436 options have been exercised with an average exercise price of $1.074. In 2024, a total of 5,901,167 options have been exercised with an average exercise price of $0.784. In 2023, a total of 11,756,114 options have been exercised with an average exercise price of $0.857.
All options outstanding at December 31, 2025, are exercisable with the exception of the unvested options granted to the employees still in service. The share options for the employees vest after one year under the condition the employees are still in service at vesting date.
Exercise prices of options outstanding at December 31, 2025, and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

	2025		2024		2023
Exercise prices in $	Number	Exercise value in $’000	Number	Exercise value in $’000	Number	Exercise value in $’000
0.57 – 0.85	350,000	296	10,460,750	8,555	6,739,000	4,967
0.85 – 1.63	8,129,908	8,168	13,778,187	14,045	27,743,312	24,862
Balance at December 31	8,479,908	8,465	24,238,937	22,600	34,482,312	29,828
Granted options
In 2025 and 2024, the Company granted no options to employees. In 2023, the Company granted 270,000 options to employees with a weighted average exercise price of $1.349; fair values for options granted in 2023 were in the range of $0.223 - $0.581.
Long Term Incentive Plan
An overview of the number of LTIP shares granted in 2022-2025 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

Participant category	2025	2024	2023	2022	Total
Executive Members of the Board of Directors	3,614,572	1,824,602	1,681,570	2,363,455	9,484,199
Executive Committee	6,952,793	4,997,299	4,221,870	5,816,083	21,988,045
Total	10,567,365	6,821,901	5,903,440	8,179,538	31,472,244
Fair value per share award ($)	0.636	0.896	0.880	0.517

The following table provides an overview of LTIP shares granted, forfeited or issued in 2022-2025 as well as the number of LTIP shares reserved at December 31, 2025:

Participant category	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2025
Executive Members of the Board of Directors	9,484,199	—	(3,621,658)	5,862,541
Executive Committee	21,988,045	(4,193,981)	(4,019,809)	13,774,255
Total	31,472,244	(4,193,981)	(7,641,467)	19,636,796
Restricted stock units

An overview of the granted RSU's to the Company's (senior) managers, as well as the number of RSU's reserved at December 31, 2025, is as follows:

Grant year	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2025
2022	4,931,000	(3,202,582)	(808,872)	919,546
2023	7,979,250	(3,339,765)	(1,631,263)	3,008,222
2024	12,091,227	(2,810,032)	(1,627,603)	7,653,592
2025	8,272,308	—	—	8,272,308
Total	33,273,785	(9,352,379)	(4,067,738)	19,853,668